SEGMENT REPORTING	6 Months Ended
Jun. 30, 2014
SEGMENT REPORTING
SEGMENT REPORTING

13.SEGMENT REPORTING

The Company operates two principal reportable business segments: Wafer and Cell and module. The Wafer segment involves the manufacture and sales of monocrystalline and multicrystalline solar wafers and processing services. The Cell and module segment involves manufacture and sale of PV cells and modules. Ancillary revenues and expenses, generated from one solar power plant and other unallocated costs and expenses are recorded in Other. The transactions between reportable segments relate to supplier contracts for the sales of wafers and modules.  These transactions are executed based on the stated contract prices, with similar terms and conditions as sales to third parties.

The chief operating decision maker is the chief executive officer of the Company.

The Company only reports the segment information of net sales and gross profit, to conform to the information the chief operating decision maker receives to assess the financial performance and allocate resources. There are no differences between the measurements of the Company’s reportable segment’s gross profit and the Company’s consolidated gross profit, as the Company uses the same profit measurement for all of the reportable segments and the consolidated entity. Furthermore, the Company’s chief operating decision maker is not provided with asset information by segment.  As such, no asset information by segment is presented.

The following table summarizes the Company’s revenues generated from each segment:

	For the Six Months Ended June 30, 2013
	Wafer	Cell and module		Other	Elimination	Total
Net sales	$502,973	$523,123		$4,842	$(369,411)	$661,527
-External sales	230,788	425,897		4,842	—	661,527
-Intersegment sales	272,185	97,226		—	(369,411)	—
Gross (loss) profit	$11,395	$21,064	*	$1,221	$(6,949)	$26,731	*

* Refer to note “12a Product warranties” for details on the reclassification.

	For the Six Months Ended June 30, 2014
	Wafer	Cell and module	Other	Elimination	Total
Net sales	$618,851	$766,613	$5,170	$(588,562)	$802,072
-External sales	175,481	621,421	5,170	—	802,072
-Intersegment sales	443,370	145,192	—	(588,562)	—
Gross (loss) profit	$33,432	$65,242	$2,494	$(245)	$100,923

The following table summarizes the Company’s revenues generated from each product:

	For the Six Months Ended June 30,
	2013	2014
Solar wafers	$171,250	$88,251
Service revenue from tolling arrangement	—	3,963
Solar modules	472,087	686,740
Power	3,230	5,848
Solar cells	231	2,310
Other materials	14,729	14,960
Total	$661,527	$802,072